Commitments and Contingencies (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration		$ 41,400,000	$ 45,100,000
Issuance of common stock (in shares)			2,611,648
Contingent membership interest	15.00%
Credit line capacity		197,320,000
Fixed purchase provisions		82,200,000
Accrued Expenses
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration		11,800,000	$ 300,000
Other Long-term Liabilities
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration		29,600,000	44,800,000
OPKO Renal
Business Acquisition, Contingent Consideration [Line Items]
Payments on loss contingency			25,000,000
BioReference
Business Acquisition, Contingent Consideration [Line Items]
Severance Costs		$ 5,800,000	$ 17,900,000
Line of Credit | Veterans Accountable Care Group LLC
Business Acquisition, Contingent Consideration [Line Items]
Credit line capacity	$ 50,000,000.0
Line of credit facility, expiration period	5 years
Interest rate of notes payable	6.50%